Provisions for expected credit losses - Debt securities (Details) - Provision for ECL - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Debt Securities
Provisions for expected credit losses
Balance at the beginning of the period	$ 31	$ 25	$ 11
Stage 1 - change in the provision during the year	2	(18)	11
Stage 2 - change in the provision during the year	(7)	24	3
Balance at the end of the period	26	31	25
Debt Securities | FVOCI
Provisions for expected credit losses
Balance at the beginning of the period	4	3	2
Stage 1 - change in the provision during the year	1	1	1
Balance at the end of the period	5	4	3
Debt Securities | Amortised cost
Provisions for expected credit losses
Balance at the beginning of the period	27	22	9
Stage 1 - change in the provision during the year	1	(19)	10
Stage 2 - change in the provision during the year	(7)	24	3
Balances reclassified to assets held for sale	(21)
Balance at the end of the period	0	27	$ 22
Assets held for sale
Provisions for expected credit losses
Balance at the beginning of the period	0
Balances reclassified to assets held for sale	21
Balance at the end of the period	21	$ 0
Assets held for sale | Performing - Stage 1
Provisions for expected credit losses
Balances reclassified to assets held for sale	1
Assets held for sale | Performing - Stage 2
Provisions for expected credit losses
Balances reclassified to assets held for sale	$ 20